Weighted Average Shares Outstanding	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Weighted Average Shares Outstanding	Weighted Average Shares Outstanding
The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31, 2023	December 31, 2022

	#	#
Basic shares outstanding	111,228,491	110,936,481
Share options	—	133,295
Diluted shares	111,228,491	111,069,776

At December 31, 2023, and December 31, 2022, no options were antidilutive.